ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Millions			12 Months Ended
	May 22, 2015 USD ($) $ / shares shares	Nov. 18, 2014 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Organization
Issuance costs						¥ 20,656,597
ADS | IPO
Organization
Shares issued (in shares)		10,000,000
Issue price of shares (in dollars per share) | $ / shares		$ 12.00
Gross proceeds from initial public offering | $		$ 120.0
ADS | Private placements
Organization
Issue price of shares (in dollars per share) | $ / shares	$ 12.00
Class A Common Shares | Private placements
Organization
Shares issued (in shares)	22,337,924	8,333,332
Issue price of shares (in dollars per share) | $ / shares	$ 6.00	$ 6.00
Gross proceeds from private placement | $	$ 134.0	$ 50.0
Issuance costs | $	$ 4.3
Class B Common Shares
Organization
Total outstanding preferred shares (in shares) converted upon initial public offering		77,999,069
Total outstanding common shares (in shares) converted upon initial public offering		6,096,842
eHi Hong Kong
Organization
Percentage of ownership			100.00%	100.00%
L&L Financial Leasing Holding Limited
Organization
Percentage of ownership			100.00%	100.00%
Brave Passion
Organization
Percentage of ownership			100.00%	100.00%
Shuzhi
Organization
Percentage of ownership			100.00%	100.00%
eHi Rental
Organization
Percentage of ownership			100.00%	100.00%
Beijing eHi Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Chongqing eHi Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Smart Brand
Organization
Percentage of ownership			100.00%	100.00%
eHi Auto Services (Jiangsu) Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai eHi Chengshan Car Rental Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taihan Trading Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taihao Financial Leasing Holding Limited
Organization
Percentage of ownership			100.00%	100.00%
Shanghai Taide Financial Leasing Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
eHi Car Rental Management Services (Shanghai) Co., Ltd.
Organization
Percentage of ownership			100.00%	100.00%
eHi Information
Organization
Percentage of ownership			100.00%	100.00%
eHi Car Sharing
Organization
Percentage of ownership			100.00%	100.00%